UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-08763

MH Elite Portfolio of Funds Trust

(Exact Name of Registrant as Specified in Charter)

43 Highlander Drive

Scotch Plains, NJ 07076

(Address of Principal Executive Offices)  (Zip Code)

Harvey Merson

or

Jeff Holcombe

43 Highlander Drive

Scotch Plains, NJ 07076

(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant’s Telephone Number, including Area Code:  1-800-318-7969

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2024 (Unaudited)

MH ELITE FUND OF FUNDS

MHEFX

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the MH Elite Fund of Funds - MHEFX for the period January 1, 2024 to June 30, 2024, as well as certain changes to the fund. You can find additional information about the fund at www.mhelite.com. You can also request this information by contacting us at 1-800-318-7969.

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

MH Elite Fund of Funds	$ 66	1.25%

*Annualized

performance illustration

TOTAL RETURNS FOR THE PERIOD ENDED JUNE 30, 2024

FUND/INDEX	ONE YEAR	FIVE YEARS	TEN YEARS
MH Elite Fund of Funds	19.49%	10.28%	8.28%
Russell 1000 Index	23.88%	14.61%	12.51%

Cumulative Performance Comparison of $10,000 Investment

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained at www.mhelite.com or by calling 1-800-318-7969.

Fund statistics

NET ASSETS:

$25,113,339

_________________________

PORTFOLIO HOLDINGS:

21

_________________________

PORTFOLIO TURNOVER:

21.43%

________________________

ADVISORY FEES PAID BY FUND:

$118,405

top ten holdings

1.	Shelton Capital Management Nasdaq-100 Index - Investor Class	10.80%
2.	Pear Tree Quality - Class I	7.74%
3.	Vanguard Tax-Managed Capital Appreciation - Admiral Class	7.46%
4.	Putnam Large Cap Value Fund – Class Y	6.25%
5.	BNY Mellon Dynamic Value - Class I	6.06%
6.	T. Rowe Price All-Cap Opportunities	5.50%
7.	Fidelity Large Cap Growth Index – Class I	5.34%
8.	Putnam Core Equity - Class R6	4.33%
9.	Columbia Dividend Income – Class I2	4.23%
10.	Fidelity Select Brokerage & Investment Management	4.22%
	Total % of Net Assets	61.93%

portfolio illustration

The following chart gives a visual breakdown of the Fund by Morningstar® categories of the underlying funds. Percentages are based on net asset value.

HOW HAS THE FUND CHANGED

The Fund has not had any material changes during the year ended June 30, 2024.

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2024 (Unaudited)

MH ELITE INCOME FUND OF FUNDS

MHEIX

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the MH Elite Income Fund of Funds - MHEIX for the period January 1, 2024 to June 30, 2024, as well as certain changes to the fund. You can find additional information about the fund at www.mhelite.com. You can also request this information by contacting us at 1-800-318-7969.

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

MH Elite Income Fund of Funds	$ 63	1.25%

*Annualized

performance illustration

TOTAL RETURNS FOR THE PERIOD ENDED JUNE 30, 2024

FUND/INDEX	ONE YEAR	FIVE YEARS	TEN YEARS
MH Elite Income Fund of Funds	7.16%	1.93%	2.11%
Bloomberg US Aggregate Bond Index	2.63%	-0.23%	1.35%

Cumulative Performance Comparison of $10,000 Investment

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained at www.mhelite.com or by calling 1-800-318-7969.

Fund statistics

NET ASSETS:

$13,457,457

_________________________

PORTFOLIO HOLDINGS:

20

_________________________

PORTFOLIO TURNOVER:

4.66%

________________________

ADVISORY FEES PAID BY FUND:

$66,481

top ten holdings

1.	Fidelity Investments Money Market Government Portfolio - Class I	7.89%
2.	Fidelity Floating Rate High Income	6.74%
3.	Victory Core Plus Intermediate Bond	6.14%
4.	Dodge & Cox Income - Class I	5.90%
5.	Dodge & Cox Global Bond - Class I	5.68%
6.	Fidelity Multi-Asset Income	5.68%
7.	BrandywineGLOBAL High Yield - Class I	5.65%
8.	Vanguard Tax-Managed Balanced - Admiral Class	5.40%
9.	River Canyon Total Return Bond -Class I	5.12%
10.	PIMCO Income - Class I	4.89%
	Total % of Net Assets	59.09%

portfolio illustration

The following chart gives a visual breakdown of the Fund by Morningstar® categories of the underlying funds. Percentages are based on net asset value.

HOW HAS THE FUND CHANGED

The Fund has not had any material changes during the year ended June 30, 2024.

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2024 (Unaudited)

MH ELITE SMALL CAP FUND OF FUNDS

MHELX

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the MH Elite Small Cap Fund of Funds - MHELX for the period January 1, 2024 to June 30, 2024, as well as certain changes to the fund. You can find additional information about the fund at www.mhelite.com. You can also request this information by contacting us at 1-800-318-7969.

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

MH Elite Small Cap Fund of Funds	$ 64	1.25%

*Annualized

performance illustration

TOTAL RETURNS FOR THE PERIOD ENDED JUNE 30, 2024

FUND/INDEX	ONE YEAR	FIVE YEARS	TEN YEARS
MH Elite Small Cap Fund of Funds	11.57%	7.07%	5.64%
Russell 2000 Index	10.06%	6.94%	7.00%

Cumulative Performance Comparison of $10,000 Investment

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained at www.mhelite.com or by calling 1-800-318-7969.

Fund statistics

NET ASSETS:

$10,181,039

_________________________

PORTFOLIO HOLDINGS:

15

_________________________

PORTFOLIO TURNOVER:

17.23%

________________________

ADVISORY FEES PAID BY FUND:

$49,316

top ten holdings

1.	Hennesey Cornerstone Mid Cap 30 – Class I	8.44%
2.	Schwab Fundamental US Small Company Index - Class I	8.19%
3.	Paradigm Micro Cap	7.47%
4.	Natixis Vaughan Nelson Small Cap Value - Class Y	7.17%
5.	Oberweis Micro Cap	7.01%
6.	Congress Small Cap Growth - Class I	6.71%
7.	Vanguard Small Cap Value Index – Admiral Class	6.64%
8.	Fuller &Thaler Behavioral Small Cap Equity - Class I	6.29%
9.	Aegis Value - Class I	6.19%
10.	Invesco Small Cap Value Class Y	6.07%
	Total % of Net Assets	70.18%

portfolio illustration

The following chart gives a visual breakdown of the Fund by Morningstar® categories of the underlying funds. Percentages are based on net asset value.

HOW HAS THE FUND CHANGED

The Fund has not had any material changes during the year ended June 30, 2024.

SEMI-ANNUAL SHAREHOLDER REPORT

June 30, 2024 (Unaudited)

MH ELITE SELECT PORTFOLIO OF FUNDS

MHESX

ADDITIONAL INFORMATION

This semi-annual shareholder report contains important information about the MH Elite Select Portfolio of Funds - MHESX for the period January 1, 2024 to June 30, 2024, as well as certain changes to the fund. You can find additional information about the fund at www.mhelite.com. You can also request this information by contacting us at 1-800-318-7969.

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

MH Elite Select Portfolio of Funds	$ 64	1.25%

*Annualized

performance illustration

TOTAL RETURNS FOR THE PERIOD ENDED JUNE 30, 2024

FUND/INDEX	ONE YEAR	FIVE YEARS	TEN YEARS
MH Elite Select Portfolio of Funds	8.33%	3.36%	2.29%
MSCI ACWI EX USA IMI Index	12.12%	6.11%	4.40%

Cumulative Performance Comparison of $10,000 Investment

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained at www.mhelite.com or by calling 1-800-318-7969.

Fund statistics

NET ASSETS:

$7,434,484

_________________________

PORTFOLIO HOLDINGS:

14

_________________________

PORTFOLIO TURNOVER:

36.09%

________________________

ADVISORY FEES PAID BY FUND:

$36,307

top ten holdings

1.	WCM Focused International Growth - Class I	8.60%
2.	Driehaus Emerging Markets Small Cap Growth	8.52%
3.	GQG Partners Emerging Markets Equity	8.40%
4.	Matthews Emerging Markets Small Companies - Class I	8.29%
5.	Thornburg Global Opportunities	7.97%
6.	State Street Hedged International Developed Equity Index - Class K	6.91%
7.	Goldman Sachs GQG Partners International Opportunities	6.81%
8.	Schwab Fundamental International Equity Index	6.64%
9.	Vanguard Industrials Index – Admiral Class	6.35%
10.	Third Avenue Value - Class I	6.27%
	Total % of Net Assets	74.76%

portfolio illustration

The following chart gives a visual breakdown of the Fund by Morningstar® categories of the underlying funds. Percentages are based on net asset value.

HOW HAS THE FUND CHANGED

The Fund has not had any material changes during the year ended June 30, 2024.

Item 2. Code of Ethics.

Not required in Semi-Annual Reports on Form N-CSR.

Item 3. Audit Committee Financial Expert.

Not required in Semi-Annual Reports on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Not required in Semi-Annual Reports on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this Registrant because it is not a “listed issuer” within the meaning of Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6. Investments.

Schedule filed under Item 7 of this Form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Companies.

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds	(MHELX)
MH Elite Fund of Funds	(MHEFX)
MH Elite Select Portfolio of Funds	(MHESX)
MH Elite Income Fund of Funds	(MHEIX)

Semi-Annual Report

June 30, 2024

(UNAUDITED)

	MH Elite Small Cap Fund of Funds

Schedule of Investments
June 30, 2024 (Unaudited)

Shares		Value

OPEN-END MUTUAL FUNDS - 98.22%

Mid Growth - 5.77%
10,995	Virtus KAR Small Cap Core - Class I *	$ 587,910

Small Blend - 40.11%
14,100	Fidelity Stock Selector Small Cap *	505,217
14,416	Fuller &Thaler Behavioral Small Cap Equity - Class I *	640,345
35,434	Natixis Vaughan Nelson Small Cap Value - Class Y *	730,291
13,943	Paradigm Micro Cap *	760,429
50,466	Schwab Fundamental US Small Company Index - Class I *	833,696
19,894	Thrivent Small Cap Stock - Class S *	613,715
		4,083,693
Small Growth - 24.99%
16,248	Congress Small Cap Growth - Class I *	683,543
8,986	Hood River Small Cap Growth - Class I *	597,854
17,228	Oberweis Micro Cap *	713,401
21,096	Oberweis Small-Cap Opportunities - Class I *	549,139
		2,543,937
Small Value - 27.35%
17,300	Aegis Value - Class I	630,404
33,780	Hennesey Cornerstone Mid Cap 30 - Class I *	859,696
24,804	Invesco Small Cap Value Index - Class Y *	618,351
8,626	Vanguard Small Cap Value Index - Admiral Class	676,451
		2,784,902

TOTAL OPEN-END MUTUAL FUNDS (Cost $8,133,445) - 98.22%		$ 10,000,442

MONEY MARKET FUND - 1.80%
182,756	Fidelity Investments Money Market Government Portfolio - Class I 5.21% **	182,756
TOTAL MONEY MARKET FUND (Cost $182,756) - 1.80%		$ 182,756

INVESTMENTS IN SECURITIES, AT VALUE (Cost $8,316,201) - 100.02%		$ 10,183,198

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.02)%		(2,159)

NET ASSETS - 100.00%		$ 10,181,039

* Non-income producing securities during the period.
** Variable rate security; the money market rate shown represents the seven day yield at June 30, 2024.
The accompanying notes are an integral part of these financial statements.

	MH Elite Fund of Funds

Schedule of Investments
June 30, 2024 (Unaudited)

Shares		Value

OPEN-END MUTUAL FUNDS - 98.87%

Large Blend - 19.28%
51,476	Centre American Select Equity - Class I *	$ 885,388
26,041	Putnam Core Equity - Class R6 *	1,083,307
13,000	T. Rowe Price Dividend Growth *	1,005,810
6,665	Vanguard Tax-Managed Capital Appreciation - Admiral Class	1,867,764
		4,842,269
Large Growth - 49.35%
11,002	Amana Growth - Class I *	916,220
14,211	Federated Hermes MDT All Cap Core R6 *	618,617
37,539	Fidelity Large Cap Growth Index - Class I *	1,336,376
31,030	Fidelity Mega Cap Stock *	764,274
44,882	GQG Partners US Select Quality Equity - Class I *	1,040,820
30,000	Loomis Sayles Growth - Class Y *	815,700
71,589	Pear Tree Quality - Class I *	1,937,908
19,950	Principal Blue Chip - Class I *	885,985
68,322	Shelton Capital Management Nasdaq-100 Index - Investor Class	2,702,134
18,147	T. Rowe Price All-Cap Opportunities *	1,375,921
		12,393,955
Large Value - 24.13%
31,956	Columbia Dividend Income - Class I2	1,057,755
33,972	BNY Mellon Dynamic Value - Class I *	1,517,201
28,672	Hillman Value - No Load *	908,918
31,744	Huber Select Large Cap Value - Class I *	1,009,764
44,699	Putnam Large Cap Value - Class Y	1,564,911
		6,058,549
Mid Blend - 6.11%
7,230	Fidelity Select Brokerage & Investment Management	1,055,464
4,274	Fidelity Select Construction and Housing Portfolio	479,142
		1,534,606

TOTAL OPEN-END MUTUAL FUNDS (Cost $18,351,270) - 98.87%		$24,829,379

MONEY MARKET FUND - 0.78%
194,989	Fidelity Investments Money Market Government Portfolio - Class I 5.21% **	194,989
TOTAL MONEY MARKET FUND (Cost $194,989) - 0.78%		$ 194,989

INVESTMENTS IN SECURITIES, AT VALUE (Cost $18,546,259) - 99.65%		$25,024,368

OTHER ASSETS LESS LIABILITES - 0.35%		88,971

NET ASSETS - 100.00%		$25,113,339

* Non-income producing securities during the period.
** Variable rate security; the money market rate shown represents the seven day yield at June 30, 2024.
The accompanying notes are an integral part of these financial statements.

	MH Elite Select Portfolio of Funds

Schedule of Investments
June 30, 2024 (Unaudited)

Shares		Value

OPEN-END MUTUAL FUNDS - 95.58%

Diversified Emerging Markets - 25.05%
28,223	Driehaus Emerging Markets Small Cap Growth *	$ 629,384
33,746	GQG Partners Emerging Markets Equity - Class I *	620,585
23,961	Matthews Emerging Markets Small Companies - Class I *	612,446
		1,862,415
Foreign Develop Markets - 9.41%
10,285	Fidelity International Small Cap *	331,690
20,191	Hartford International Value - Class I *	367,682
		699,372
Foreign Large Blend - 19.58%
21,805	Goldman Sachs GQG Partners Inernational Opportunities - Investor Class *	503,271
12,810	MFS International Equity - Class R6 *	441,936
4,156	State Street Hedged International Developed Equity Index - Class K *	510,608
		1,455,815
Foreign Large Growth - 8.54%
25,304	WCM Focused International Growth - Class I *	635,143

Foreign Large Value - 14.52%
44,749	Schwab Fundamental International Equity Index *	490,449
15,512	Thornburg Global Opportunities - Class I *	589,141
		1,079,590
Global Small/Mid Stock - 6.23%
6,717	Third Avenue Value - Class I *	463,097

Industrials - 6.31%
3,880	Vanguard Industrials Index - Admiral Class	468,858

Natural Resources - 5.94%
4,499	Vanguard Materials Index - Admiral Class	441,755

TOTAL OPEN-END MUTUAL FUNDS (Cost $6,420,525) - 95.58%		$ 7,106,045

MONEY MARKET FUND - 3.81%
282,853	Fidelity Investments Money Market Government Portfolio - Class I 5.21% **	282,853
TOTAL MONEY MARKET FUND (Cost $282,853) - 3.81%		$ 282,853

INVESTMENTS IN SECURITIES, AT VALUE (Cost $6,703,378) - 99.39%		$ 7,388,898

OTHER ASSETS LESS LIABILITES - 0.61%		45,586

NET ASSETS - 100.00%		$ 7,434,484

* Non-income producing securities during the period.
** Variable rate security; the money market rate shown represents the seven day yield at June 30, 2024.
The accompanying notes are an integral part of these financial statements.

	MH Elite Income Fund of Funds

Schedule of Investments
June 30, 2024 (Unaudited)

Shares		Value

OPEN-END MUTUAL FUNDS - 91.62%

Asset Allocation - 18.36%
54,759	Fidelity Multi-Asset Income	$ 760,053
70,253	PIMCO Inflation Response Multi-Asset - Class I	573,262
15,601	T Rowe Price Capital Appreciation & Income	414,977
16,590	Vanguard Tax-Managed Balanced - Admiral Class	722,665
		2,470,957
Bank Loan - 9.74%
97,498	Fidelity Floating Rate High Income	902,829
43,956	T. Rowe Price Floating Rate	407,912
		1,310,741
Convertibles - 4.05%
25,445	Franklin Convertible Securities Advisor Class	545,038

Emerging Markets Bond - 4.84%
28,317	Vanguard Emerging Markets Bond - Admiral Class	651,584

Global Bond - 8.18%
71,173	Dodge & Cox Global Bond - Class I	760,835
34,369	T. Rowe Price Global Multi-Sector Bond - Investor Class	340,253
		1,101,088
High Yield Bond - 13.83%
68,150	Artisan High Income - Advisor Class	607,896
74,596	BrandywineGLOBAL High Yield - Class I	755,662
51,128	CrossingBridge Low Duration High Yield - Class I	497,167
		1,860,725
Intermediate Core-Plus Bond - 11.97%
63,792	Dodge & Cox Income - Class I	789,747
90,580	Victory Core Plus Intermediate Bond	821,561
		1,611,308
Multisector Bond - 9.96%
62,480	PIMCO Income - Class I	654,794
68,262	River Canyon Total Return Bond - Class I	685,353
		1,340,147
Short-Term Bond - 6.56%
39,836	BBH Limited Duration - Class I	411,503
58,914	PIMCO Low Duration Income - Class I	471,312
		882,815
Utilities - 4.13%
5,126	Fidelity Select Utilities Portfolio	555,175

TOTAL OPEN-END MUTUAL FUNDS (Cost $12,376,799) - 91.62%		$12,329,578

MONEY MARKET FUND - 7.85%
1,056,802	Fidelity Investments Money Market Government Portfolio - Class I 5.21% **	1,056,802
TOTAL MONEY MARKET FUND (Cost $1,056,802) - 7.85%		$ 1,056,802

INVESTMENTS IN SECURITIES, AT VALUE (Cost $13,433,601) - 99.47%		$13,386,380

OTHER ASSETS LESS LIABILITES - 0.53%		71,077

NET ASSETS - 100.00%		$13,457,457

** Variable rate security; the money market rate shown represents the seven day yield at June 30, 2024.
The accompanying notes are an integral part of these financial statements.

MH Elite Portfolio of Funds Trust

Statements of Assets and Liabilities
June 30, 2024 (Unaudited)

	Small Cap Fund of Funds	Fund of Funds	Select Portfolio of Funds	Income Fund of Funds
Assets:
Investments in Securities, at Value (Cost $8,316,201, $18,546,259,	$ 10,183,198	$ 25,024,368	$ 7,388,898	$ 13,386,380
$6,703,378, and $13,433,601, respectively)
Cash	7,520	111,552	48,502	51,713
Receivables:
Capital Gain Distributions from Underlying Fund	-	2,214	3,450	2,822
Dividends and Interest	713	719	1,269	30,383
Total Assets	10,191,431	25,138,853	7,442,119	13,471,298
Liabilities:
Payables:
Due to Advisor	10,392	25,514	7,635	13,841
Total Liabilities	10,392	25,514	7,635	13,841
Net Assets	$ 10,181,039	$ 25,113,339	$ 7,434,484	$ 13,457,457

Net Assets Consist of:
Paid In Capital	$ 7,895,337	$ 17,859,855	$ 6,568,843	$ 13,613,863
Distributable Earnings (Deficit)	2,285,702	7,253,484	865,641	(156,406)
Net Assets	$ 10,181,039	$ 25,113,339	$ 7,434,484	$ 13,457,457

Shares Outstanding (1,000,000,000 shares authorized with no par value)	1,265,102	2,892,965	1,297,609	2,657,169

Net Asset Value Per Share	$ 8.05	$ 8.68	$ 5.73	$ 5.06

The accompanying notes are an integral part of these financial statements.

MH Elite Portfolio of Funds Trust

Statements of Operations
For the six months ended June 30, 2024 (Unaudited)

	Small Cap Fund of Funds	Fund of Funds	Select Portfolio of Funds	Income Fund of Funds
Investment Income:
Dividends	$ 9,072	$ 44,662	$ 9,397	$ 307,365
Interest	4,260	15,272	5,862	10,028
Total Investment Income	13,332	59,934	15,259	317,393

Expenses:
Advisory	49,316	118,405	36,307	66,481
Administrative	12,329	29,601	9,077	16,620
Total Expenses	61,645	148,006	45,384	83,101

Net Investment Income (Loss)	(48,313)	(88,072)	(30,125)	234,292

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on Investments	467,018	863,683	210,301	(31,381)
Capital Gain Distributions from Underlying Fund	-	-	-	14,059
Net Change in Unrealized Appreciation on Investments	102,076	1,822,569	102,632	103,691
Net Realized and Unrealized Gain on Investments	569,094	2,686,252	312,933	86,369

Net Increase in Net Assets Resulting from Operations	$ 520,781	$ 2,598,180	$ 282,808	$ 320,661

The accompanying notes are an integral part of these financial statements.

MH Elite Small Cap Fund of Funds

Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year Ended
	6/30/2024	12/31/2023
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (48,313)	$ (41,639)
Capital Gain Distributions from Underlying Fund	-	126,121
Net Realized Gain on Investments	467,018	210,840
Net Change in Unrealized Appreciation on Investments	102,076	964,194
Net Increase in Net Assets Resulting from Operations	520,781	1,259,516

Distributions to Shareholders	(236,079)	-

Capital Share Transactions (Note 5)	183,947	358,937

Total Increase	468,649	1,618,453

Net Assets
Beginning of Period/Year	9,712,390	8,093,937

End of Period/Year	$ 10,181,039	$ 9,712,390

The accompanying notes are an integral part of these financial statements.

MH Elite Fund of Funds

Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year Ended
	6/30/2024	12/31/2023
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (88,072)	$ (724)
Capital Gain Distributions from Underlying Fund	-	584,450
Net Realized Gain on Investments	863,683	706,514
Net Change in Unrealized Appreciation on Investments	1,822,569	2,190,098
Net Increase in Net Assets Resulting from Operations	2,598,180	3,480,338

Distributions to Shareholders	(1,235,000)	-

Capital Share Transactions (Note 5)	1,363,196	1,983,911

Total Increase	2,726,376	5,464,249

Net Assets
Beginning of Period/Year	22,386,963	16,922,714

End of Period/Year	$ 25,113,339	$ 22,386,963

The accompanying notes are an integral part of these financial statements.

MH Elite Select Portfolio of Funds

Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year Ended
	6/30/2024	12/31/2023
Increase (Decrease) in Net Assets From Operations:
Net Investment Income (Loss)	$ (30,125)	$ 55,212
Capital Gain Distributions from Underlying Fund	-	52,526
Net Realized Gain on Investments	210,301	115,474
Net Change in Unrealized Appreciation on Investments	102,632	544,019
Net Increase in Net Assets Resulting from Operations	282,808	767,231

Distributions to Shareholders	(66,711)	(12,822)

Capital Share Transactions (Note 5)	64,439	447,042

Total Increase	280,536	1,201,451

Net Assets
Beginning of Period/Year	7,153,948	5,952,497

End of Period/Year	$ 7,434,484	$ 7,153,948

The accompanying notes are an integral part of these financial statements.

MH Elite Income Fund of Funds

Statements of Changes in Net Assets

	(Unaudited)
	Six Months
	Ended	Year Ended
	6/30/2024	12/31/2023
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 234,292	$ 455,543
Capital Gain Distributions from Underlying Fund	14,059	21,417
Net Realized Loss on Investments	(31,381)	(127,455)
Net Change in Unrealized Appreciation on Investments	103,691	539,620
Net Increase in Net Assets Resulting from Operations	320,661	889,125

Distributions to Shareholders	(455,809)	(292,573)

Capital Share Transactions (Note 5)	275,171	1,170,623

Total Increase	140,023	1,767,175

Net Assets
Beginning of Period/Year	13,317,434	11,550,259

End of Period/Year	$ 13,457,457	$ 13,317,434

The accompanying notes are an integral part of these financial statements.

MH Elite Small Cap Fund of Funds

Financial Highlights
Selected data for a share outstanding throughout each period/year.

	(Unaudited)
	Six Months
	Ended		Years Ended
	6/30/2024		12/31/2023	12/31/2022	12/31/2021	12/31/2020	12/31/2019

Net Asset Value, at Beginning of Period/Year	$ 7.83		$ 6.81	$ 9.56	$ 8.84	$ 7.58	$ 6.63

Income From Investment Operations:
Net Investment Income (Loss) (a)(c)	(0.04)		(0.03)	(0.04)	0.06	(0.02)	(0.01)
Net Gain (Loss) on Securities (Realized and Unrealized)	0.45		1.05	(1.73)	1.18	1.52	1.42
Total from Investment Operations	0.41		1.02	(1.77)	1.24	1.50	1.41

Distributions:
Net Investment Income	-		-	(0.06)	-	-	-
Realized Gains	(0.19)		-	(0.92)	(0.52)	(0.24)	(0.46)
Total from Distributions	(0.19)		-	(0.98)	(0.52)	(0.24)	(0.46)

Net Asset Value, at End of Period/Year	$ 8.05		$ 7.83	$ 6.81	$ 9.56	$ 8.84	$ 7.58

Total Return (b)	5.44%	(e)	14.98%	(20.36)%	14.58%	20.41%	22.58%

Ratios/Supplemental Data:
Net Assets at End of Period/Year (Thousands)	$ 10,181		$ 9,712	$ 8,094	$ 9,882	$ 8,886	$ 7,583
Ratio of Expenses to Average Net Assets (c)	1.25%	(d)	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of Net Investment Income (Loss) to Average Net Assets (c)	(0.98)%	(d)	(0.47)%	(0.54)%	0.59%	(0.26)%	(0.19)%
Portfolio Turnover	17.23%	(e)	28.30%	67.56%	16.75%	37.70%	18.59%

(a) Per share net investment income (loss) has been determined on the average number of shares outstanding during the year.
(b) Total return assumes reinvestment of dividends.
(c) Net investment income (loss) and expense ratios do not reflect the Small Cap Fund of Funds’ proportionate share of income and expense of the underlying funds.
(d) Annualized.
(e) Not annualized.
The accompanying notes are an integral part of these financial statements.

MH Elite Fund of Funds

Financial Highlights
Selected data for a share outstanding throughout each period/year.

	(Unaudited)
	Six Months
	Ended		Years Ended
	6/30/2024		12/31/2023		12/31/2022	12/31/2021	12/31/2020	12/31/2019

Net Asset Value, at Beginning of Period/Year	$ 8.24		$ 6.92		$ 9.60	$ 8.56	$ 7.44	$ 6.16

Income From Investment Operations:
Net Investment Loss (a)(c)	(0.03)		-	*	(0.03)	(0.05)	(0.03)	(0.01)
Net Gain (Loss) on Securities (Realized and Unrealized)	0.92		1.32		(1.79)	1.65	1.45	1.51
Total from Investment Operations	0.89		1.32		(1.82)	1.60	1.42	1.50

Distributions:
Net Investment Income	-		-		-	-	-	-
Realized Gains	(0.45)		-		(0.86)	(0.56)	(0.30)	(0.22)
Total from Distributions	(0.45)		-		(0.86)	(0.56)	(0.30)	(0.22)

Net Asset Value, at End of Period/Year	$ 8.68		$ 8.24		$ 6.92	$ 9.60	$ 8.56	$ 7.44

Total Return (b)	11.50%	(e)	19.08%		(20.65)%	19.75%	19.75%	25.17%

Ratios/Supplemental Data:
Net Assets at End of Period/Year (Thousands)	$ 25,113		$ 22,387		$ 16,923	$ 19,631	$ 16,150	$ 14,133
Ratio of Expenses to Average Net Assets (c)	1.25%	(d)	1.25%		1.25%	1.25%	1.25%	1.25%
Ratio of Net Investment Loss to Average Net Assets (c)	(0.74)%	(d)	(0.00)%		(0.37)%	(0.60)%	(0.41)%	(0.17)%
Portfolio Turnover	21.43%	(e)	27.00%		56.44%	12.73%	24.16%	17.37%

(a) Per share net investment income (loss) has been determined on the average number of shares outstanding during the year.
(b) Total return assumes reinvestment of dividends.
(c) Net investment income (loss) and expense ratios do not reflect the Fund of Funds’ proportionate share of income and expense of the underlying funds.
(d) Annualized.
(e) Not annualized.
* Less than $0.005 per share.
The accompanying notes are an integral part of these financial statements.

MH Elite Select Portfolio of Funds

Financial Highlights
Selected data for a share outstanding throughout each period/year.

	(Unaudited)
	Six Months
	Ended		Years Ended
	6/30/2024		12/31/2023	12/31/2022	12/31/2021	12/31/2020	12/31/2019

Net Asset Value, at Beginning of Period/Year	$ 5.57		$ 4.96	$ 7.06	$ 6.93	$ 6.09	$ 5.17

Income From Investment Operations:
Net Investment Income (Loss) (a)(c)	(0.02)		0.04	0.01	(0.01)	(0.02)	0.06
Net Gain (Loss) on Securities (Realized and Unrealized)	0.23		0.58	(1.79)	0.46	1.19	0.96
Total from Investment Operations	0.21		0.62	(1.78)	0.45	1.17	1.02

Distributions:
Net Investment Income	(0.04)		(0.01)	-	-	(0.07)	(0.01)
Realized Gains	(0.01)		-	(0.32)	(0.32)	(0.26)	(0.09)
Total from Distributions	(0.05)		(0.01)	(0.32)	(0.32)	(0.33)	(0.10)

Net Asset Value, at End of Period/Year	$ 5.73		$ 5.57	$ 4.96	$ 7.06	$ 6.93	$ 6.09

Total Return (b)	3.86%	(e)	12.53%	(26.30)%	6.72%	20.22%	20.19%

Ratios/Supplemental Data:
Net Assets at End of Period/Year (Thousands)	$ 7,434		$ 7,154	$ 5,952	$ 7,671	$ 7,185	$ 5,910
Ratio of Expenses to Average Net Assets (c)	1.25%	(d)	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of Net Investment Income (Loss) to Average Net Assets (c)	(0.83)%	(d)	0.83%	0.21%	(0.08)%	(0.37)%	1.07%
Portfolio Turnover	36.09%	(e)	32.27%	44.10%	8.20%	20.38%	27.83%

(a) Per share net investment income (loss) has been determined on the average number of shares outstanding during the year.
(b) Total return assumes reinvestment of dividends.
(c) Net investment loss and expense ratios do not reflect the Select Fund of Funds’ proportionate share of income and expense of the underlying funds.
(d) Annualized.
(e) Not annualized.
The accompanying notes are an integral part of these financial statements.

MH Elite Income Fund of Funds

Financial Highlights
Selected data for a share outstanding throughout each period/year.

	(Unaudited)
	Six Months
	Ended		Years Ended
	6/30/2024		12/31/2023	12/31/2022	12/31/2021	12/31/2020	12/31/2019

Net Asset Value, at Beginning of Period/Year	$ 5.12		$ 4.89	$ 5.58	$ 5.53	$ 5.38	$ 4.96

Income From Investment Operations:
Net Investment Income (a)(c)	0.09		0.17	0.14	0.08	0.09	0.14
Net Gain (Loss) on Securities (Realized and Unrealized)	0.02		0.18	(0.68)	0.05	0.19	0.40
Total from Investment Operations	0.11		0.35	(0.54)	0.13	0.28	0.54

Distributions:
Net Investment Income	(0.17)		(0.12)	(0.07)	(0.08)	(0.13)	(0.12)
Realized Gains	-		-	(0.08)	-	-	-
Total from Distributions	(0.17)		(0.12)	(0.15)	(0.08)	(0.13)	(0.12)

Net Asset Value, at End of Period/Year	$ 5.06		$ 5.12	$ 4.89	$ 5.58	$ 5.53	$ 5.38

Total Return (b)	2.35%	(e)	7.33%	(9.85)%	2.44%	5.26%	11.10%

Ratios/Supplemental Data:
Net Assets at End of Period/Year (Thousands)	$ 13,457		$ 13,317	$ 11,550	$ 10,451	$ 8,814	$ 7,110
Ratio of Expenses to Average Net Assets (c)	1.25%	(d)	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of Net Investment Income to Average Net Assets (c)	3.52%	(d)	3.55%	2.79%	1.46%	1.85%	2.68%
Portfolio Turnover	4.66%	(e)	45.57%	22.51%	9.96%	25.32%	15.93%

(a) Per share net investment income (loss) has been determined on the average number of shares outstanding during the year.
(b) Total return assumes reinvestment of dividends.
(c) Net investment income and expense ratios do not reflect the Income Fund of Funds’ proportionate share of income and expense of the underlying funds.
(d) Annualized.
(e) Not annualized.
The accompanying notes are an integral part of these financial statements.

MH Elite Portfolio of Funds Trust

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2024 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

MH Elite Portfolio of Funds Trust is an open-end diversified management investment company under the Investment Company Act of 1940 and the Securities and Exchange Act of 1933. MH Elite Portfolio of Funds, Inc. was originally organized as a corporation in New Jersey on October 20, 1997. On January 1, 2014, MH Elite Portfolio of Funds, Inc. merged into a new Delaware statutory trust called the MH Elite Portfolio of Funds Trust, pursuant to Board and shareholder approval. MH Elite Portfolio of Funds Trust continues the operations of its predecessor New Jersey corporation. MH Elite Portfolio of Funds Trust offers four funds to investors; MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, MH Elite Select Portfolio of Funds and MH Elite Income Fund of Funds (collectively, “the Funds”). The sale to its initial investor in MH Elite Small Cap Fund of Funds occurred on February 17, 1998, the sale to its initial investor in MH Elite Fund of Funds occurred on January 13, 2004, the sale to its initial investor in MH Elite Select Portfolio of Funds occurred on April 6, 2006 and the sale to its initial investor in MH Elite Income Fund of Funds occurred on August 15, 2011.

The primary objective of the Small Cap Fund of Funds, Fund of Funds and Select Portfolio of Funds is long-term capital appreciation through investing in diversified and non-diversified regulated investment companies that will invest in equity securities.

The primary objective of the Income Fund of Funds is income, with the potential for capital appreciation as a secondary objective by investing in regulated investment companies.

MH Elite Portfolio of Funds Trust follows the accounting and reporting guidance in FASB Accounting Standards Codification 946.

The following is a summary of the Funds’ significant accounting policies:

Security Valuation - All investments in securities are recorded at their estimated fair value, as described in note 6.

Underlying Fund Valuation – Underlying funds are valued at the last reported net asset value as quoted by the respective fund with the resulting unrealized gains and losses included in income. United States Government obligations and other debt instruments having sixty days or less remaining until maturity are valued at amortized cost.

Federal Income Taxes – The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Each of the Funds intend to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Capital gains, if any, are distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds.

Investment Income – Dividend income from underlying funds are recorded on the ex-dividend date. Interest income from money market funds are recognized on an accrual basis when earned.

Security transactions and Investment Income – Security transactions are recorded on a trade date basis. Realized gain and loss on investments sold are recorded on the basis of identified or average cost. Dividend income and capital gain distributions from underlying funds are recorded on the ex-dividend date.

Cash and Cash Equivalents: Each Fund maintains its cash in an account at a custodian bank, which, at times, may exceed federally insured limits. The Funds have not experienced any losses in such account and believe they are not exposed to any significant credit risk on its cash deposits.

Use of Estimates: The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Subsequent events: Subsequent events occurring after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

2. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MH Investment Management Incorporated, (the “Adviser”) furnishes the Funds with investment advice and, in general, supervises the management and investment program of the Funds. Harvey Merson and Jeff Holcombe each own 50 percent of the Adviser. Under the Investment Advisory Agreement, the Funds have agreed to pay the Investment Adviser an annual fee, payable monthly, of a percentage of each of the Funds’ average daily net assets.

The expenses and fees that a shareholder of the Funds will incur are based on the Fund’s average daily net assets and are as follows:

	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
Advisory Fees	1.00%	1.00%	1.00%	1.00%
Administrative Service Fees	0.25%	0.25%	0.25%	0.25%
Total Annual Fund Operating Expenses	1.25%	1.25%	1.25%	1.25%

Other expenses of 0.25% will be paid to MH Investment Management Inc. as per the administrative services agreement. Under the agreement, MH Investment Management Inc. has agreed to pay the expenses incurred for the conduct of business by the Funds.

The expenses incurred by the Funds that exceed the total annual fund operating expenses will be paid by the Adviser. The management fees and expenses of the underlying funds in which the Funds invest are not reflected in the table above. Generally, the operating expenses of the underlying funds range from 0.04% to 1.53% of average net assets.

For the six months ended June 30, 2024 the advisory fees for each Fund were:

MH Elite Small Cap Fund of Funds	$49,316
MH Elite Fund of Funds	$118,405
MH Elite Select Portfolio of Funds	$36,307
MH Elite Income Fund of Funds	$66,481

For the six months ended June 30, 2024 administrative service fees for each Fund were:

MH Elite Small Cap Fund of Funds	$12,329
MH Elite Fund of Funds	$29,601
MH Elite Select Portfolio of Funds	$9,077
MH Elite Income Fund of Funds	$16,620

3.       PURCHASES AND SALES OF SECURITIES

The cost of securities purchased and the proceeds from sale of securities for the six months ended June 30, 2024 aggregated for each Fund were:

Fund	Purchases	Sales
MH Elite Small Cap Fund of Funds	$1,675,000	$1,689,748
MH Elite Fund of Funds	$5,500,000	$4,948,995
MH Elite Select Portfolio of Funds	$2,550,000	$2,722,491
MH Elite Income Fund of Funds	$600,000	$1,293,619

4.       INCOME TAXES

Each Fund’s distributable earnings on a tax basis are determined only at the end of each fiscal year. As of December 31, 2023, the Funds most recent year-end, the components of distributable earnings on a tax basis were as follows:

Distributable Earnings/Accumulated Deficit	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
Undistributed ordinary income	$-	$-	$55,212	$455,541
Undistributed capital gain	$236,079	$1,234,764	$11,444	$-
Capital Loss Carryforward	$-	$-	$-	$(325,887)
Unrealized appreciation/(depreciation)	$1,764,921	$4,655,540	$582,888	$(150,912)
Total distributable earnings/ (accumulated deficit)	$2,001,000	$5,890,304	$649,544	$(21,258)

Ordinary income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from the character of net investment income or net realized gains presented in the financial statements in accordance with U.S. GAAP.

At December 31, 2023, certain Funds had undistributed earnings and as a result the Funds’ management declared distributions to the shareholders of record on January 9,2024 with an ex and pay date of January 10, 2024. The components and amounts of the distributions are listed below:

Distribution	MH Elite Small Cap Fund of Funds		MH Elite Fund of Funds
	Amount	Per Share	Amount	Per Share
Ordinary Income[1]	$-	$-	$90,503	$0.033352
Long Term Capital Gain	$236,079	$0.190476	$1,144,497	$0.421768

Distribution	MH Elite Select Portfolio of Funds		MH Elite Income Fund of Funds
	Amount	Per Share	Amount	Per Share
Ordinary Income[1]	$55,266	$0.043054	$455,809	$0.175478
Long Term Capital Gain	$11,445	$0.008916	$-	$-

At December 31, 2022, certain Funds had undistributed earnings and as a result the Funds’ management declared distributions to the shareholders of record on January 10, 2023 with an ex and pay date of January 11, 2023. The components and amounts of the distributions are listed below:

Distribution	MH Elite Select Portfolio of Funds		MH Elite Income Fund of Funds
	Amount	Per Share	Amount	Per Share
Ordinary Income[1]	$12,822	$0.010584	$292,571	$0.121626

MH Elite Small Cap Fund of Funds and MH Elite Fund of Funds did not issue a distribution in 2023.

1 Ordinary income distributions may include short-term capital gains.

Reclassifications: Certain Funds recorded a permanent book tax difference in their short term realized gains accounts by reclassifying net investment loss to short term realized gains at December 31, 2023. This reclassification has no impact on the net asset value of the Funds and is designed generally to present undistributed income and net realized gains on a tax basis, which is considered to be more informative to shareholders. At December 31, 2023, the net investment losses for the following Funds are:

MH Elite Small Cap Fund of Funds	$41,639
MH Elite Fund of Funds	$724

For Federal income tax purposes - Capital loss carry forwards represent realized losses of the Funds that may be carried forward indefinitely and applied against future gains. As of December 31, 2023, the Funds capital loss carry forwards are listed below.

Expiring on:	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
Indefinitely:
Short term	$-	$-	$-	$68,429
Long term	$-	$-	$-	$257,458
Total	$-	$-	$-	$325,887

For the year ended December 31, 2023, the MH Elite Small Cap Fund of Funds utilized $100,882 of capital loss carry forward. For the year ended December 31, 2023, the MH Elite Fund of Funds utilized $55,476 of capital loss carry forward. For the year ended December 31, 2023, the MH Elite Select Portfolio of Funds utilized $156,556 of capital loss carry forward.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2020-2022) or expected to be taken in the Funds’ 2023 tax returns. The Funds identify their major tax jurisdictions as U.S. federal where the Funds’ make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended, December 31, 2023, the Funds did not incur an interest or penalties.

For federal income tax purposes, the tax basis of investments is the same as for financial reporting purposes. At December 31, 2023, on a tax basis, gross unrealized appreciation and depreciation on investments for each Fund were:

MH Elite Small Cap Fund of Funds
Appreciation	Depreciation	Net Unrealized Appreciation	Cost of Investments
$1,769,378	$4,457	$1,764,921	$7,681,176(1)

MH Elite Fund of Funds
Appreciation	Depreciation	Net Unrealized Appreciation	Cost of Investments
$4,671,590	$16,050	$4,655,540	$16,936,582(1)

MH Elite Select Portfolio of Funds
Appreciation	Depreciation	Net Unrealized Appreciation	Cost of Investments
$676,411	$93,523	$582,888	$6,382,715(1)

MH Elite Income Fund of Funds
Appreciation	Depreciation	Net Unrealized Depreciation	Cost of Investments
$251,689	$402,601	$150,912	$13,101,800(1)

(1)	Excluded short-term securities’ cost basis.

5.       CAPITAL SHARE TRANSACTIONS

As of June 30, 2024, 1,000,000,000 shares of no par value capital stock were authorized for all portfolios. Transactions in capital stock for each Fund are as follows:

	MH Elite Small Cap Fund of Funds
	For the six months ended June 30, 2024		For the year ended December 31, 2023
	Shares	Amount	Shares	Amount
Shares Sold	25,439	$ 191,461	120,117	$ 872,341
Shares issued in reinvestment of distributions	31,688	236,079	-	-
Shares redeemed	(31,705)	(243,593)	(69,012)	(513,404)
Net Increase	25,422	$ 183,947	51,105	$ 358,937

	MH Elite Fund of Funds
	For the six months ended June 30, 2024		For the year ended December 31, 2023
	Shares	Amount	Shares	Amount
Shares Sold	74,465	$ 608,128	466,678	$3,443,254
Shares issued in reinvestment of distributions	158,741	1,235,000	-	-
Shares redeemed	(58,203)	(479,932)	(192,704)	(1,459,343)
Net Increase	175,003	$1,363,196	273,974	$1,983,911

	MH Elite Select Portfolio of Funds
	For the six months ended June 30, 2024		For the year ended December 31, 2023
	Shares	Amount	Shares	Amount
Shares Sold	20,112	$ 109,850	148,098	$ 776,920
Shares issued in reinvestment of distributions	12,263	66,711	2,480	12,822
Shares redeemed	(20,144)	(112,122)	(64,910)	(342,700)
Net Increase	12,231	$ 64,439	85,668	$ 447,042

	MH Elite Income Fund of Funds
	For the six months ended June 30, 2024		For the year ended December 31, 2023
	Shares	Amount	Shares	Amount
Shares Sold	38,617	$ 192,285	564,190	$2,758,434
Shares issued in reinvestment of distributions	92,456	455,809	60,324	292,573
Shares redeemed	(74,531)	(372,923)	(384,481)	(1,880,384)
Net Increase	56,542	$ 275,171	240,033	$1,170,623

6. SECURITIES VALUATIONS

Processes and Structure

The Funds’ Board of Trustees has adopted methods for valuing securities including in circumstances in which market quotes are not readily available, and has delegated authority to the Funds’ investment adviser to apply those methods in making fair value determinations, subject to board oversight. All of the Funds’ securities are regularly traded and do not require fair value measurement by a valuation committee. The Funds’ board and audit committee review the Funds’ investment portfolios quarterly.

Hierarchy of Fair Value Inputs

The Funds utilize published securities closing price to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

Level 2. Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to each Fund's major categories of assets and liabilities measured at fair value on a recurring basis follows.

Mutual Funds. Investments in mutual funds, including money market funds, are generally priced at the ending NAV provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

The following is a summary of the inputs used to value each Fund’s net assets as of June 30, 2024:

The Funds’ investment category is mutual funds and short-term securities:

Valuation Inputs	MH Elite Small Cap Fund of Funds	MH Elite Fund of Funds	MH Elite Select Portfolio of Funds	MH Elite Income Fund of Funds
Level 1	$10,183,198	$25,024,368	$7,388,898	$13,368380
Level 2	-	-	-	-
Level 3	-	-	-	-
Total	$10,183,198	$25,024,368	$7,388,898	$13,368380

The Funds did not hold any Level 3 investments during the six months ended June 30, 2024. The Funds did not hold any derivative instruments at any time during the six months ended June 30, 2024. There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Funds’ policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

7. INDEMNIFICATIONS

In the normal course of business, the Funds enter into contracts that contain general indemnifications to other parties. The Funds’ maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. The Funds expect the risk of loss to be remote.

8. MARKET RISK

Overall market risks may affect the value of the Funds. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions and depressions, or other events could have a significant impact on the Fund and its investments and could result in increased premiums or discounts to the Fund’s net asset value, and may impair market liquidity, thereby increasing liquidity risk. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

9. NEW ACCOUNTING PRONOUNCEMENTS

In October 2022, the SEC adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds. The rule and form amendments will, among other things, require the funds to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and for delivery free of charge to investors on request. The amendments became effective January 24, 2023 and the compliance date is July 24, 2024. Management is currently evaluating the impact of the new rule.

In September 2023, the SEC adopted a final rule relating to “Names Rule” under the 1940 Act. The amendments expanded the rule to require more funds to adopt an 80 percent investment policy, including funds with names suggesting a focus in investments with particular characteristics (e.g., growth or value) or with terms that reference a thematic investment focus (e.g., environmental, social, or governance factors). The amendments will require that a fund review its name for compliance with the rule. If needed, a fund may need to adopt an 80 percent investment policy and review its portfolio assets' treatment under such policy at least quarterly. The rule also requires additional prospectus disclosure and reporting and record keeping requirements. The amendments will become effective on April 9, 2024. The compliance date is February 9, 2026 for Funds with more than $1 billion in assets and August 9, 2026 for Funds with less than $1 billion in assets. The Funds are in compliance with this new rule.

MH Elite Portfolio of Funds Trust

additional information

JUNE 30, 2024 (UNAUDITED)

Reference is made to the Prospectus and the Statements of Additional Information for descriptions of the Management Agreements, Services Agreements and Distribution (12b-1) Plans, tax aspects of the Funds and the calculations of the net asset value of shares of the Funds.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Forms N-PORT are available on the Commission’s website at http://www.sec.gov.

PROXY VOTING GUIDELINES

MH Elite Portfolio of Funds Trust has adopted the policy of always voting in line with management recommendations. If, at any time, we feel the fund management of an underlying fund within one of our portfolios is not working in the best interests of our shareholders we will liquidate our position in that fund. It is not our intent to change or alter the management or policies of the underlying funds. The most effective way to voice our concerns or displeasure with the management of a fund company is to simply not invest in their fund(s). We will only invest in fund companies that we feel will help us to meet our investment objectives and, in turn, serve the needs of our shareholders.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to the portfolio securities is available (i) without charge, upon request, by calling the Funds (toll-free) at 1.800.318.7969 or (ii) on the SEC’s website at http://www.sec.gov.

Information regarding how each Fund voted proxies relating to the portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling the Funds (toll-free) at 1.800.318.7969 or (ii) on the SEC’s website at http://www.sec.gov.

MH Elite Portfolio of Funds Trust

43 Highlander Drive

Scotch Plains, NJ 07076

1-800-318-7969

www.mhelite.com

Semi-Annual Report

to

Shareholders

June 30, 2024

(UNAUDITED)

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ objectives and policies, experience of its management, marketability of shares, and other information.

Investment Adviser

MH Investment Management, Inc.

43 Highlander Drive

Scotch Plains, NJ 07076

Item 8.  Changes in and Disagreements with Accountants for Open-End Management Investment Companies. Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. The information is included as part of the material filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. The information is included as part of the material filed under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 15. Submission of Matters to a Vote of Securities Holders.

The Registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Directors after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or this Item.

Item 16. Controls and Procedures.

(a)	Disclosure Controls and Procedures. Based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) carried out under the supervision and with the participation of the Registrant’s management, including its principal executive and financial officers, within 90 days prior to the filing date of this report on Form N-CSR, the Registrant’s principal executive and financial officers have concluded that the design and operation of the Registrant’s disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-CSR is recorded, processed, summarized and reported within the applicable time periods.

(b)	Change in Internal Controls Over Financial Reporting. There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to this Registrant because it is not a closed-end management investment company.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

The following exhibits are attached to this Form:

Exhibit No.	Description of Exhibit
13(a)(2)-1	Certification of Principal Executive Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

13(a)(2)-2	Certification of Principal Financial Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

13(b)	Certification of Chief Executive Officer and Chief Financial Officer Required by Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

MH Elite Portfolio of Funds Trust

By /s/ Harvey Merson

     Harvey Merson

     President (Principal Executive Officer)

Date: August 28, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Jeff Holcombe

      Jeff Holcombe

      Vice President (Principal Financial Officer)

Date: August 28, 2024